Dividends (Tables)	6 Months Ended
Jun. 30, 2022
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to the parent company
	Half-year to
	30 Jun 2022		30 Jun 2021		31 Dec 2021
	£ per share	£m	£ per share	£m	£ per share	£m
Dividends on preference shares classified as equity
Dividend on HSBC Bank plc non-cumulative third dollar preference shares[1]	—	—	—	—	0.001	—
Total	—	—	—	—	0.001	—
Total coupons on capital securities classified as equity		59		58	—	136
Dividends to parent		59		58	—	136
1    In 2021, the liquidation value of USD third dollar preference shares reduced to $0.01 per share.
No dividend was declared on ordinary share capital in respect of 2022 and 2021.
Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
		Half-year to
		30 Jun	30 Jun	31 Dec
		2022	2021	2021
	First call date	£m	£m	£m
Undated Subordinated Additional Tier 1 instruments
– €1,900m Undated Subordinated Resettable Additional Tier 1 instrument 2015	Dec 2020	—	—	84
– €235m Undated Subordinated Resettable Additional Tier 1 instrument 2016	Jan 2022	11	11	1
– €300m Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	10	10	—
– £555m Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	28	28	—
– £500m Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	—	—	24
– €250m Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	—	—	7
– £431m Undated Subordinated Resettable Additional Tier 1 instrument 2019	Dec 2024	—	—	20
– €200m Undated Subordinated Resettable Additional Tier 1 instrument 2019	Jan 2025	8	9	—
– €250m Undated Subordinated Resettable Additional Tier 1 instrument 2022	Mar 2027	2	—	—
Total		59	58	136